5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2017
Adoption Of Standards Amendmentsinterpretations Of Existing Standards And Standards Issued But Not Yet Effective Tables
New and revised standards starting at the current year

Statement	Description	Impact

Annual improvements to IFRS: 2015 – 2017 cycle	Amendments to IFRS 12 - Disclosure of interests in other entities - clarification of the scope statements.	The adoption of this standard had no significant impact on the consolidated financial statements.
IAS 12 – Deferred tax income recognize for unrealized losses	Describes the treatment of temporary difference.	The adoption of this standard had no significant impact on the consolidated financial statements.
IAS 7 – Initiatives to improve disclosures	Describes about disclosures that enable users to evaluate the changes in liabilities related to financing activities.	The adoption of this standard had no significant impact on the consolidated financial statements.

New and revised standards not yet adopted

Pronouncement	Description	Applicable to annual periods beginning on or after
IFRS 9 – Financial Instruments	Several changes in classification and measurement, measurement of impairment and hedge accounting.	01/01/2018
IFRS 15 – Revenue from contracts with customers	Applies a five-step model and a definitive guide as when to recognize revenue. It also introduces new disclosures.	01/01/2018
IFRS 16 – Leases	Requires a review on lease arrangements for both lessors and lessees, replacing IAS 17. The definitions of operating lease disappear, except for short-term leases and contracts involving immaterial items.	01/01/2019
IFRS 2 – Classification and measurement of share based payment	Between other changes describes modifications of settled options of shares.	01/01/2018
IFRS 10 and IAS 28 improvements – sale or asset contribution, between investor and associate or Joint Venture	In case of assets sale, or asset contribution, between investor and associates or joint venture, the transaction will only be recognized in profit and loss if the transaction is done with an unrelated third party.	01/01/2018